Right of Use Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Right Of Use Assets
Schedule of Right of Use Assets
$
Cost
At December 31,2020 (Audited)	-
Additions during the year	302,745
Write-off during the year	-
Effects of currency translation	-
At June 30, 2021 (Unaudited)	302,745

Accumulated depreciation
At December 31,2020 (Audited)	-
Depreciation during the year	25,035
Write-off during the year	-
Effects of currency translation	194
At June 30, 2021 (Unaudited)	25,229

Net book value
At December 31, 2020 (Audited)	-
At June 30, 2021 (Unaudited)	277,516

$
Cost
At December 31,2019 (Audited)	366,421
Additions during the year	-
Write-off during the year	(366,421)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Accumulated depreciation
At December 31,2019 (Audited)	102,257
Depreciation during the year	102,890
Write-off during the year	(205,147)
Effects of currency translation	-
At December 31, 2020 (Audited)	-

Net book value
At December 31, 2019 (Audited)	264,164
At December 31, 2020 (Audited)	-